Associates and Joint Ventures - Additional Information (Details) $ in Millions		12 Months Ended
	Jul. 25, 2017	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Deferred tax charges		£ (5,000,000)				£ 14,000,000
Tobacco litigation charges		£ 164,400,000	$ 209.4
Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest acquired	57.80%
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Transaction costs				£ 33,000,000		0
Deferred tax charges				18,000,000		0
Restructuring charges				14,000,000		7,000,000
Tobacco litigation charges				32,000,000		17,000,000
Income related to NPM adjustment				4,000,000		2,000,000
Termination of manufacturing agreement						18,000,000
Subsidiaries
Disclosure Of Transactions Between Related Parties [Line Items]
Gains (losses) on remeasuring available-for-sale financial assets, before tax				(27,000,000)
ITC Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of interest in associate		29.57%	29.57%
Gain on sale of interest in associate		£ 22,000,000		£ 29,000,000		£ 11,000,000
ITC Ltd. | Associates And Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of interest in associate		29.57%	29.57%	29.71%	29.71%	29.89%	29.89%	30.06%
ITC Ltd. | Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Adjusting gain recognised in respect of release of certain provision related to tax claim		£ 10,000,000
Reynolds American Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Gain on sale of international rights | $							$ 4,861.0
Share of net gain sale of assets						£ 941,000,000
Transaction costs | $					$ 125.0		5.0
Deferred tax charges						61,000,000
Restructuring charges | $					79.0		36.0
Tobacco litigation charges | $					162.0		86.0
Income related to NPM adjustment | $					17.0		6.0
Termination of manufacturing agreement | $							90.0
Financing costs | $							$ 243.0
Reynolds American Inc. | Other Temporary Differences
Disclosure Of Transactions Between Related Parties [Line Items]
Deferred tax charges | $					$ 51.0
Reynolds American Inc. | Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Transaction costs						1,000,000
Financing costs						£ 47,000,000
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Gain on divestment of RAI				£ 23,288,000,000